Borrowings - Bank overdrafts (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2014
Borrowings
Notional amount		₨ 800,000
ICICI bank | Bank overdraft
Borrowings
Notional amount	₨ 800,000
Canara bank | Bank overdraft
Borrowings
Notional amount	₨ 450